Document and Entity Information	Dec. 20, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001848558
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 20, 2022
Entity Registrant Name	SPINDLETOP HEALTH ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-41018
Entity Tax Identification Number	86-2141947
Entity Address, Address Line One	3571 Far West Blvd.
Entity Address, Address Line Two	Suite 108
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78731
City Area Code	(512)
Local Phone Number	-961-4633
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock Par Value 0.0001 And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock, par value $0.0001, and one-half of one redeemable warrant
Trading Symbol	SHCAU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001
Trading Symbol	SHCA
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants
Trading Symbol	SHCAW
Security Exchange Name	NASDAQ